Note 4 - Property and Equipment: Furniture, Fixtures, and Equipment at cost (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Furniture, fixtures, and equipment	$ 8,403	$ 8,403	$ 0
Less: accumulated depreciation	(2,519)	(416)	0
Fixed assets, net	$ 5,884	$ 7,987	$ 0